Segment Information (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Revenues:	$ 4,911,437	$ 2,086,153	$ 13,737,015	$ 8,803,443	$ 10,080,500	$ 26,612,922
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Revenues:	4,774,796	1,092,150	13,351,483	3,535,357	4,478,844	16,828,190
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Revenues:	136,641	994,003	385,532	5,268,086	5,601,656	9,784,732
European Union [Member]
Segment Reporting Information [Line Items]
Revenues:	817,428	926,307	2,317,928	2,949,858	3,370,841	11,512,246
North America [Member]
Segment Reporting Information [Line Items]
Revenues:	2,919,041	945,993	8,491,876	4,207,689	5,568,767	4,110,226
Australia [Member]
Segment Reporting Information [Line Items]
Revenues:	202,785	77,437	598,903	268,004	362,859	427,140
Global [Member]
Segment Reporting Information [Line Items]
Revenues:	$ 972,183	$ 136,416	$ 2,328,308	$ 1,377,892	$ 778,033	$ 10,563,310